Biological assets (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of biological assets [Abstract]
Disclosure of detailed information about biological assets [text block]
For the years ended December 31, 2018, 2017 and 2016, biological assets are as follows:

	Current biological assets	Non-current biological assets	Total
Balance as of January 1, 2018	$1,942,193	1,617,503	3,559,696
Increase due to purchases	334,710	629,902	964,612
Sales	-	(119,297)	(119,297)
Net increase due to births	274,286	2,292,178	2,566,464
Production cost	33,189,920	1,729,478	34,919,398
Depreciation	-	(2,136,224)	(2,136,224)
Transfers to inventories	(33,690,071)	(2,292,178)	(35,982,249)
Other	22,488	366	22,854
Balance as of December 31, 2018	$2,073,526	1,721,728	3,795,254

	Current biological assets	Non-current biological assets	Total
Balance as of January 1, 2017	$1,961,191	1,668,543	3,629,734
Increase due to purchases	291,361	599,273	890,634
Sales	-	(87,230)	(87,230)
Net increase due to births	277,621	2,112,110	2,389,731
Production cost	30,892,045	1,532,189	32,424,234
Depreciation	-	(2,058,461)	(2,058,461)
Transfers to inventories	(31,435,017)	(2,112,110)	(33,547,127)
Other	(45,008)	(36,811)	(81,819)
Balance as of December 31, 2017	$1,942,193	1,617,503	3,559,696

	Current biological assets	Non-current biological assets	Total
Balance as of January 1, 2016	$1,651,794	1,434,131	3,085,925
Increase due to purchases	237,525	604,527	842,052
Sales	-	(109,776)	(109,776)
Net increase due to births	240,085	2,034,670	2,274,755
Production cost	29,620,380	1,515,440	31,135,820
Depreciation	-	(1,903,086)	(1,903,086)
Transfers to inventories	(29,886,985)	(2,034,670)	(31,921,655)
Other	98,392	127,307	225,699
Balance as of December 31, 2016	$1,961,191	1,668,543	3,629,734